Fair Value Measurements - Change in the fair value of the Level 3 (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Change in the fair value of the Level 3 financial liabilities
Bridge Note Embedded Derivative, Beginning Fair Value	$ 273,534	$ 0
Fair value at October 5, 2022 (Initial measurement)		208,803
Change in fair value	(92,449)	64,731
Derivative adjustment from the Exchange Agreement (Note 9)	(181,085)
Bridge Note Embedded Derivative, Ending Fair Value	$ 0	$ 273,534